Pension Schemes - Schedule of Pension Expense Excluding Interest Amounts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Defined benefit pension expense	£ 11	£ 47	£ 4
Defined contribution pension expense	109	95	91
Total	£ 120	£ 142	£ 95